Provisions - Summary of Changes in Group's Provisions (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance	$ 186,488	$ 144,768	$ 83,388
Increases charged to expenses	66,438	23,462	27,564
Decreases charged to income	(13,922)	(11,804)	(5,371)
Applications due to utilization	(655)	(43)	(73)
Reclassifications and other movements	(17,738)	(21,045)	(3,751)
Net exchange and translation differences	37,912	51,185	43,103
Result from net monetary position	(45)	(35)	(92)
Provisions ending balance	258,478	186,488	144,768
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	50,369	43,833	21,235
Increases charged to expenses	40,607	8,917	18,460
Decreases charged to income	(4,278)	(6,331)	(2,358)
Applications due to utilization	(655)	(43)	(73)
Reclassifications and other movements	(4,283)	(5,447)	(744)
Net exchange and translation differences	7,758	9,475	7,405
Result from net monetary position	(45)	(35)	(92)
Provisions ending balance	89,473	50,369	43,833
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	5,531	3,828	3,720
Increases charged to expenses	10,876	3,428	1,695
Decreases charged to income	(12)	(224)	(63)
Reclassifications and other movements	(6,888)	(2,026)	(2,003)
Net exchange and translation differences	295	525	479
Provisions ending balance	9,802	5,531	3,828
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	130,588	97,107	58,433
Increases charged to expenses	14,955	11,117	7,409
Decreases charged to income	(9,632)	(5,249)	(2,950)
Reclassifications and other movements	(6,567)	(13,572)	(1,004)
Net exchange and translation differences	29,859	41,185	35,219
Provisions ending balance	159,203	130,588	97,107
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance	6,133	5,460	4,529
Increases charged to expenses	199	219	9
Decreases charged to income	(3,574)	(1,039)	(744)
Applications due to utilization	(4,953)	(2,760)	(4,789)
Reclassifications and other movements	20,742	2,783	4,827
Net exchange and translation differences	750	1,470	1,628
Provisions ending balance	19,297	6,133	5,460
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,934	1,285	1,123
Increases charged to expenses	199	219	9
Decreases charged to income	(3,574)	(1,039)	(744)
Applications due to utilization	(676)	(132)	(194)
Reclassifications and other movements	3,938	1,103	648
Net exchange and translation differences	383	498	443
Provisions ending balance	2,204	1,934	1,285
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	2,618	1,910	1,622
Applications due to utilization	(2,489)	(1,330)	(1,821)
Reclassifications and other movements	6,888	2,026	2,003
Net exchange and translation differences	6	12	106
Provisions ending balance	7,023	2,618	1,910
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,581	2,265	1,784
Applications due to utilization	(1,788)	(1,298)	(2,774)
Reclassifications and other movements	9,916	(346)	2,176
Net exchange and translation differences	361	960	1,079
Provisions ending balance	$ 10,070	$ 1,581	$ 2,265